Shareholder Fees {- Telecommunications Portfolio}	Apr. 29, 2022 USD ($)
02.28 Select Portfolios: Group 9 Telecommunications Services Sector Retail Combo PRO-17 | Telecommunications Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none